INVESTMENTS - eLong (Details) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016	May 31, 2015
Equity method investment disclosures
Carrying value of investments under equity method	¥ 6,068,391,137	¥ 4,114,199,782
Fair value of preferred shares under available-for-sale	6,117,238,787	¥ 6,805,596,210
eLong
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)			38.00%
Carrying value of investments under equity method	194,000,000
Fair value of preferred shares under available-for-sale	¥ 1,700,000,000